Exhibit 99.42

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions

6000065601	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
															COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
6000065463	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: Missing mortgage statements for the properties located at XXX-XXX XXX and XXX
6000065602	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) DTI > 60% - EV R
COMMENT:   The borrower's DTI of 71.115% exceeds the maximum allowed per guidelines of 50%.  Per 12 months P&L located in the file for the borrower's businesses of XXX and XXX (80% ownership and expenses at 10% and 13%) the borrower's monthly income is $XXX.  Per 1008 (pg 815) and conditional approval (pg 829), the loan was approved with the income of $XXX per month and the DTI of 41.793%, which the documentation in the file does not support.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The borrower's DTI of 71.115% exceeds the maximum allowed per guidelines of 50%.  Per 12 months P&L located in the file for the borrower's businesses of XXX and XXX (80% ownership and expenses at 10% and 13%) the borrower's monthly income is $XXX.  Per 1008 (pg 815) and conditional approval (pg 829), the loan was approved with the income of $XXX per month and the DTI of 41.793%, which the documentation in the file does not support.

*** (CURED) Ineligible Borrower - EV R
COMMENT:   Non Arms length transaction.  The borrower, XXX, is purchasing the subject property from XXX.   The Operating Agreement of XXX is located in the file (pg 686), which shows the borrower is 32.5% owner of the company.  Guidelines state “Borrower may not be an owner of a business entity selling the subject property.”

*** (CURED) Notice of Servicing Transfer missing or unexecuted - EV R
															COMMENT: The initial CD and rate loan date are missing.
6000065461	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $XXX required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
6000065462	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label)
6000065599	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	1	3	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Broker Fee $XXX. The change occurred on XX/XX/XXXX; however, the disclosure was not issued until XX/XX/XXXX.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
													COMMENT: A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.		*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R COMMENT: Forms 1004D final inspection report is not in the loan file.
6000065014	XXXXXXXX	XXXXXXXX	XXXXXXXX	2	2	2	1	1	2	1	1		*** (OPEN) Employment History Does Not Meet Guides - EV 2 COMMENT: Borrower does not have 2 years as a self employed. Exception was granted. On page 4 of credit file	xx
6000065010	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) VVOE > 10 days prior to Note date - EV R COMMENT: The file is missing the required VVOE for the borrower's secondary employment.
6000065722	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Mortgage not properly executed - EV R COMMENT: The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: signature page. (Pg 909)
6000065001	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	1	1	3	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (new advance of money with the same creditor). Model H-8 was provided; because the property is located in WA, model H-9 should have been used.	*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days. Note: An LE was issued on XX/XX/XXXX, but it's marked that the loan was not locked at time of disclosure.
6000065002	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
6000065004	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well. the E-consent.
6000065729	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: Compliance - Revised Closing Disclosure Delivery Date Test Violation (No Waiting Period Required) Please provide a copy of the Final Closing Disclosure (CD) acknowledged by the borrower, pages 645-650.
6000065011	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: Guidelines required the verification that the borrowers current mortgage was current as of the Note date. The file is missing the documentation to confirm the XXX loan was current as of the Note date on XX/XX/XXXX. The mortgage stopped reporting on credit as of XX/XX. Confirmation XX/XX and XX/XX payments were made timely were missing from the loan file.
6000065021	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The guidelines section 14.3 LEASE REQUIREMENTS indicates for refinance transactions, an executed lease with no less than 3 months remaining at time of close is required for all units in the subject property. Lease requirements may be waived with a 5% LTV reduction from the maximum LTV allowed per applicable program matrix. Original Lease term must be equal to or greater than 1 year. Month to month tenancy is allowed only as an extension to the original lease term. The lease located on page 76 confirms the lease expires XX/XX/XXXX which is less than 3 months from the closing date of XX/XX/XXXX.  The subject loan closed with 75% LTV which is the max allowed.  The file did not include an approved exception from a senior underwriter.  The compensating factors noted in the file per the exception tree are DSCR is greater than 1 and no history or derogatory payments on credit ever.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: Transaction is investment cash out. The transaction does not meet Business Purpose guidelines because the cash out letter does not specify that that proceeds will be used for business puporse. A compliance review is required if the cash out is not used for business purpose.
6000065823	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   Loan approved as a No Ratio Loan, only approved with verified assets.  Per XXXXXXX No Ratio guidelines, program is only allowed on investment properties only, subject transaction is a purchase of a primary residence.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
														COMMENT: No income stated or verified in the file, only assets are verified in the file.
6000065822	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The final CD is missing.
6000065812	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
														COMMENT: DTI of 46.475% exceed maximum of 45% permitted for first time home buyers. Online transfers were deducted from income, as they were not sourced.
6000065015	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	1	2	3	1	2	2	*** (OPEN) Property zoned rural and contains more than 10 acres - EV 2 COMMENT: The guidelines indicate that an exception is required for over 20 acres, an exception is not within the loan file.	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
														COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee was not accepted because a valid reason was not provided: Recording Fee (XX/XX/XXXX). A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
6000065720	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
6000065008	XXXXXXXX	XXXXXXXX	XXXXXXXX	2	2	2	1	2	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT: UW left out some debts on the 1008. XXXXXX made exception to approve a 53% DTI.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee and Appraisal 2nd Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Doc - EV R
														COMMENT: XXXXXX required proof of XXXX Tax payment being made before closing. This document is missing. There are IRS documents clearing tax liens for XXXX, XXXX & XXXX but not XXXX
6000065713	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XX/XX/XXXX did not reset the baseline: Appraisal Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial signed 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List,  ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. The defect can be cured by providing evidence showing the consumer received the disclosure 4 business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
6000065727	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The addition of the following fee was not accepted because a valid reason was not provided: Signing Fee (XX/XX/XXXX).  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared XX/XX/XXXX; however, the file contains document "Compliance Eagle" with application date XX/XX/XXXX. Auditor is unable to determine the true initial application date and therefore, can't determine if the following was disclosed within 3 business days from the application date: Home Loan Toolkit issued XX/XX/XXXX.
														Follow-up: The initial 1003 is electronically date & time stamped XX/XX/XXXX, XX:XX XXX PDT, and subsequently stamped per the Additional Borrower Signature untilXX/XX/XXXX, XX:XX XXX, page 41. The XX/XX/XXXX date is documented, and disclosures on XX/XX/XXXX are timely. -XXX
6000065007	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	1	1	3	1	1	2	*** (CURED) ComplianceEase TILA Test Failed - EV R
														COMMENT: This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The loan is understated by $XXX. The following fees were included in the calculation: Points ($XXX), Loan Closing Fee ($XXX), Prepaid Interest ($XXX), Closing Protection Letter ($XXX), Closing/Escrow Fee ($XXX), and Underwriting Fee ($XXX). The index used for testing is .01%. The defect can be cured by reimbursing the consumer or providing informaton as to why the violation is invalid.
6000065019	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	1	1	3	1	1	2	*** (CURED) ComplianceEase TILA Test Failed - EV R
														COMMENT: This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The loan is understated by $1,156. The following fees were included in the calculation: Loan Origination Fee ($XXX), Prepaid Interest ($XXX), Settlement Fee ($XXX), Courier Fee ($XXX), Digital Archiving Fee ($XXX), Release Payoff Fee ($XXX), Release Recording Fee ($XXX), Release Tracking Fee ($XXX), Unwrapping Contract for Deed Fee ($XXX), Closing Protection Letter Fee ($XXX), and Underwriting Fee ($XXX). The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.
6000065817	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	1	1	3	1	1	2	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TILA Test Failed - EV R
														COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
6000065006	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
														COMMENT: The guidelines section 12.1.1 requires minimum coverage Hazard insurance coverage should be in the amount of the lesser of: Ÿ 100% of the insurable value of improvements, as established by the property insurer; or The unpaid principal balance of the mortgage. The evidence of insurance located on page 63 reflects coverage of $XXX. Additional coverage is not reflected or confirmed.
6000065714	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The applicable guidelines require 9 months PITI reserves for loan amounts greater than $XXX (page 1 of 12). The borrower had reserves of $XXX or rounded up to XXX months PITI.  There is a Loan Exception Request in the loan file (page 48) approved on XX/XX/XXXX.  Exception provided dated XX/XX/XXXX for 6 months or reserves vs. 9 months as required.

*** (CURED) Cash reserves less than required by guidelines - EV R
														COMMENT: The applicable guidelines require 9 months PITI reserves for loan amounts greater than $XXX (page 1 of 12). The borrower had reserves of $XXX or rounded up to xxx months PITI. There is a Loan Exception Request in the loan file (page 48) approved on XX/XX/XXXX. The loan file contains a Personal Bank Statement dated XX/XX/XXXX (page 351) that reflects an ending balance of XXX in a checking account. (A deposit of $XXX occurred on XX/XX (page 351) which was attributed to a Family Trust. This deposit needs to be sourced as these assets are counted in the calculation of the XXX months reserves.
6000065595	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
6000065604	XXXXXXXX	XXXXXXXX	XXXXXXXX	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
6000065603	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	3	3	1	2	1	1	*** (OPEN) Cash Out Amount Exceeds Guidelines - EV 2
													COMMENT: Alt doc Guidelines state the maximum cash out amount for a primary residence, cash out loan with CLTV >70% is $XXX. On the subject loan the borrower received back $XXX. Exception granted for cash back dated XX/XX/XXXX received.
6000065813	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065814	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065815	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065816	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065818	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065819	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065820	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065821	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065706	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065707	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065708	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065709	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065710	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065711	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065712	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065715	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065716	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065721	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065724	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065725	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065726	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065728	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065585	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065586	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065587	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065588	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065589	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065590	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065591	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065592	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1
6000065593	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1
6000065594	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1
6000065596	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1
6000065597	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065598	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065600	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	3	1	1	1
6000065605	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065606	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065000	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065003	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065005	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065009	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065012	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065013	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065016	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065017	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065018	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065020	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065022	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000064999	XXXXXXXX	XXXXXXXX	XXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
													COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. The PCCD was provided to correct the following item(s): Lender's Title Tolerance Cure. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummaton. Defect has no cure.
6000065719	XXXXXXXX	XXXXXXXX	XXXXXXXX	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
6000065460	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065464	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
6000065717	XXXXXXXX	XXXXXXXX	XXXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Cash Out Amount Exceeds Guidelines - EV 2
													COMMENT: The loan was approved as a no cash out refinance under XXXXXXX which only allows for 2% of the loan amount or $5,000 maximum cash back. The post closing CD shows borrower received $XXXX cash back. The borrower has compensating factors to allow for the additional cash back at closing outside of guidelines. A LTV of XX, DTI of XX with $XXX in residual income, 31 years on the job as a XXX with a 762 credit score.
6000065718	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	2	1	3	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: Missing housing history for current residence. Per guidelines, 0x30x12 required. Exception in file pg 51 to accept VOR from management company for the previous 9 months. Previous rent was with a private individual and cash receipts only for the remaining 3 months were avaliable.	*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.
6000065723	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: The applicable Guidelines dated XX/XX/XXXX (page 1) show that the borrower's housing history is required to be 0x30/12. The Credit Report shows borrower has one 30 day late in the past 12 months. There is an Exception Request in the loan file showing lender approved exception for 1x30 in the past 12 months with compensating factor of low DTI.	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing documentatio for Concurrent refinance and concurrent purchase as indicated in the loan file.

*** (CURED) Missing Doc - EV R
														COMMENT: The applicable guidelines dated XX/XX/XXXX (page 7) state that a Third Party CPA/Accountant/Tax Preparer written statement is required specifying the actual expense ratio of the business. The income sheet in the loan file (page 104) shows that the Lender applied a 38% Expense Ratio while qualifying the borrower's income from the Bank Statements.